Share Based Compensation - Summary of SARs Activity (Detail) - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
Mar. 31, 2020 ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted | shares	1,970,000
Number of shares, Outstanding at end of period | shares	1,970,000
Number of shares, Vested and exercisable | shares	350,000
Weighted average exercise price, Granted | ₨ / shares	₨ 752
Weighted average exercise price, Outstanding at end of period | ₨ / shares	752
Weighted average exercise price, Vested and exercisable | ₨ / shares	₨ 722